Fixed assets - Information on telecommunications licenses - Value (Details) € in Millions	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 15,098	€ 14,946	€ 14,940	€ 15,135
FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,219
FRANCE | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 699
Frequency band | item	700
FRANCE | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 413
Frequency band | item	800
FRANCE | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 67
Frequency band | item	900
FRANCE | Frequency bands, 1800 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 83
Frequency band | item	1,800
FRANCE | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 135
Frequency band | item	2.1
FRANCE | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 126
Frequency band | item	2.6
FRANCE | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 695
FRANCE | Frequency Bands, 3.4 - 3.8 GHz [Member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.4
FRANCE | Frequency Bands, 3.4 - 3.8 GHz [Member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.8
SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,254
SPAIN | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 498
Frequency band | item	700
SPAIN | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 221
Frequency band | item	800
SPAIN | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 57
Frequency band | item	900
SPAIN | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 54
Frequency band | item	2.6
SPAIN | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 397
SPAIN | Frequency Bands, 3.4 - 3.8 GHz [Member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.4
SPAIN | Frequency Bands, 3.4 - 3.8 GHz [Member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.8
SPAIN | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 28
POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	594
POLAND | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 334
Frequency band | item	800
POLAND | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 76
Frequency band | item	2.1
POLAND | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 126
POLAND | Frequency Bands, 3.4 - 3.8 GHz [Member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.4
POLAND | Frequency Bands, 3.4 - 3.8 GHz [Member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.8
POLAND | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 58
MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	241
MOROCCO | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 122
Frequency band | item	900
MOROCCO | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 118
ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	497
ROMANIA | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 131
Frequency band | item	700
ROMANIA | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 50
Frequency band | item	900
ROMANIA | Frequency Bands, 1,500 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 60
Frequency band | item	1,500
ROMANIA | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 120
ROMANIA | Frequency Bands, 3.4 - 3.8 GHz [Member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.4
ROMANIA | Frequency Bands, 3.4 - 3.8 GHz [Member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.8
ROMANIA | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 136
EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	481
EGYPT | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 132
Frequency band | item	2.1
EGYPT | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 283
Frequency band | item	2.6
EGYPT | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 65
BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	573
BELGIUM | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 137
Frequency band | item	700
BELGIUM | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 75
Frequency band | item	800
BELGIUM | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 79
Frequency band | item	900
BELGIUM | Frequency Bands, 1,400 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 87
Frequency band | item	1,400
BELGIUM | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 78
Frequency band | item	2.1
BELGIUM | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 62
BELGIUM | Frequency Bands, 3.4 - 3.8 GHz [Member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.4
BELGIUM | Frequency Bands, 3.4 - 3.8 GHz [Member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.8
BELGIUM | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 56
JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	255
JORDAN | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 71
Frequency band | item	900
JORDAN | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 51
Frequency band | item	2.6
JORDAN | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 62
JORDAN | Frequency Bands, 3.4 - 3.8 GHz [Member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.4
JORDAN | Frequency Bands, 3.4 - 3.8 GHz [Member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.8
JORDAN | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 71
Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	762
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	39,063
Gross carrying amount [member] | FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,624
Gross carrying amount [member] | FRANCE | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	960
Gross carrying amount [member] | FRANCE | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	932
Gross carrying amount [member] | FRANCE | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	93
Gross carrying amount [member] | FRANCE | Frequency bands, 1800 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	117
Gross carrying amount [member] | FRANCE | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	343
Gross carrying amount [member] | FRANCE | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	302
Gross carrying amount [member] | FRANCE | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	876
Gross carrying amount [member] | SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,596
Gross carrying amount [member] | SPAIN | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	547
Gross carrying amount [member] | SPAIN | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	474
Gross carrying amount [member] | SPAIN | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	127
Gross carrying amount [member] | SPAIN | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	102
Gross carrying amount [member] | SPAIN | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	494
Gross carrying amount [member] | SPAIN | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	851
Gross carrying amount [member] | POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,127
Gross carrying amount [member] | POLAND | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	703
Gross carrying amount [member] | POLAND | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	81
Gross carrying amount [member] | POLAND | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	126
Gross carrying amount [member] | POLAND | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	217
Gross carrying amount [member] | MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	956
Gross carrying amount [member] | MOROCCO | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	742
Gross carrying amount [member] | MOROCCO | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	214
Gross carrying amount [member] | ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	909
Gross carrying amount [member] | ROMANIA | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	136
Gross carrying amount [member] | ROMANIA | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	173
Gross carrying amount [member] | ROMANIA | Frequency Bands, 1,500 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	62
Gross carrying amount [member] | ROMANIA | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	120
Gross carrying amount [member] | ROMANIA | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	417
Gross carrying amount [member] | EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	842
Gross carrying amount [member] | EGYPT | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	237
Gross carrying amount [member] | EGYPT | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	294
Gross carrying amount [member] | EGYPT | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	311
Gross carrying amount [member] | BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	680
Gross carrying amount [member] | BELGIUM | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	146
Gross carrying amount [member] | BELGIUM | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	138
Gross carrying amount [member] | BELGIUM | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	83
Gross carrying amount [member] | BELGIUM | Frequency Bands, 1,400 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	89
Gross carrying amount [member] | BELGIUM | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	82
Gross carrying amount [member] | BELGIUM | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	67
Gross carrying amount [member] | BELGIUM | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	75
Gross carrying amount [member] | JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	518
Gross carrying amount [member] | JORDAN | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	196
Gross carrying amount [member] | JORDAN | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	68
Gross carrying amount [member] | JORDAN | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	64
Gross carrying amount [member] | JORDAN | Other Frequency Bands [Member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	190
Gross carrying amount [member] | Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,639